Employee Benefit Plans (Net Periodic Benefit Costs and Other Changes Recognized in OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Total recognized in OCI	$ (354)	$ 970	$ (1,292)
Pension Benefits
Net periodic benefit costs [Abstract]
Service costs	276	262	303
Interest costs	423	456	403
Settlement and curtailment costs	(1)	19	(2)
Expected return on plan assets	(542)	(482)	(489)
Amortization of net actuarial (gains) losses	191	169	228
Amortization of prior service costs (credit)	(1)	1	6
Total net periodic benefit costs (credit)	346	425	449
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	43	960	(544)
Prior service costs (credit)	0	(20)	0
Amortization of net actuarial (gains) losses	(191)	(169)	(228)
Amortization of prior service (costs) credit	1	(1)	(6)
Total recognized in OCI	(147)	770	(778)
Total recognized in net periodic benefit costs and OCI	199	1,195	(329)
Other Postretirement Benefits
Net periodic benefit costs [Abstract]
Service costs	17	16	22
Interest costs	90	94	94
Settlement and curtailment costs	3	4	1
Expected return on plan assets	(80)	(76)	(76)
Amortization of net actuarial (gains) losses	42	11	55
Amortization of prior service costs (credit)	(3)	(1)	(75)
Total net periodic benefit costs (credit)	69	48	21
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses	(161)	223	(532)
Prior service costs (credit)	(7)	(13)	0
Amortization of net actuarial (gains) losses	(42)	(11)	(57)
Amortization of prior service (costs) credit	3	1	75
Total recognized in OCI	(207)	200	(514)
Total recognized in net periodic benefit costs and OCI	$ (138)	$ 248	$ (493)